Prepayments and other current assets (Tables)	12 Months Ended
Dec. 31, 2018
Prepayments and other current assets
Schedule of prepayments and other current assets

	As of
	December 31,
	2017	2018
	RMB	RMB
Prepaid advertising expenses, rentals and others	136,603	126,648
Deposits	20,506	30,083
Staff advances	1,321	1,323
Deductible VAT input	2,597	231
Interest receivable	—	1,846
Total	161,027	160,131